Exceptional items	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Exceptional items
6. Exceptional items

	Note	2022 $m	2021 $m	2020 $m
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	(a)(k)	–	–	22
Gain on lease termination	(b)	–	–	30
Provision for onerous contractual expenditure	(k)	–	–	(10)
Reorganisation costs	(c)(k)	–	–	(8)
		–	–	34

Administrative expenses:
Costs of ceasing operations in Russia	(d)	(12)	–	–
Commercial litigation and disputes	(e)	(28)	(25)	(5)
Reorganisation costs	(c)	–	–	(19)
Integration costs	(f)	–	–	(6)
		(40)	(25)	(30)

Share of losses of associate	(g)	(60)	–	–

Impairment loss on financial assets	(h)	–	–	(48)

Other net impairment reversals/(charges):
Management agreements – charge	12	–	–	(48)
– reversal	12	12	–	–
Property, plant and equipment – charge	13, (k)	(10)	–	(90)
– reversal	(k)	3	–	–
Right-of-use assets – charge	13	(2)	–	(16)
– reversal	14	2	–	–
Associates – charge	15	–	(4)	(19)
– reversal	15	2	–	–
Contract assets – charge	(i)	(5)	–	(53)
– reversal	(i)	3	–	–
		5	(4)	(226)

Operating exceptional items		(95)	(29)	(270)

Financial expenses	(j)	–	–	(14)

Fair value gains on contingent purchase consideration	(k)	–	–	21

Exceptional items before tax		(95)	(29)	(263)

Tax on exceptional items	(l)	26	3	52
Exceptional tax	(m)	–	26	–

Tax		26	29	52

Operating exceptional items analysed as:
Americas		(46)	(22)	(118)
EMEAA		(49)	(7)	(128)
Greater China		–	–	(5)
Central		–	–	(19)
		(95)	(29)	(270)

The above items are defined by management as exceptional as further described on page 161.
(a) Derecognition of
right-of-use
assets and lease liabilities
Related to
right-of-use
assets ($49m) and lease liabilities ($71m) associated with the UK portfolio and German leases which were derecognised following a reassessment of the leases as fully variable. The net gain of $22m was presented as exceptional due to the size of the derecognised assets and liabilities.
(b) Gain on lease termination
Related to the termination of the InterContinental San Juan lease, which was part of the Service Properties Trust (‘SVC’) portfolio. The right-of-use
assets ($60m) and lease liabilities ($90m) associated with this hotel were derecognised, resulting in a net gain of $30m, which was presented as exceptional due to the value of the assets and liabilities derecognised and for consistency with the impairments of other assets related to the SVC portfolio.
(c) Reorganisation costs
Related to the UK portfolio, other owned and leased hotels and a corporate reorganisation reflecting the reassessment of near-term priorities and the resources needed to support reduced levels of demand. An additional $20m related to the corporate restructuring was charged to the System Fund.
These charges were presented as exceptional as they related to a significant programme carried out in response to the impacts of
Covid-19
which does not reflect normal, ongoing costs of the business.
(d) Costs of ceasing operations in Russia
On 27 June 2022, the Group announced it was in the process of ceasing all operations in Russia consistent with evolving UK, US and EU sanction regimes and the ongoing and increasing challenges of operating there. The costs associated with the cessation of corporate operations in Moscow and long-term management and franchise contracts are presented as exceptional due to the nature of the war in Ukraine which has driven the Group’s response.
(e) Commercial litigation and disputes
From time to time, the Group is subject to legal proceedings, the ultimate outcome of each is always subject to many uncertainties inherent in litigation. The provision for commercial litigation and disputes as at 31 December 2022 principally relates to the EMEAA region and includes the following uncertainties: timing of resolution, quantum of legal costs, quantum of interest and, in one case, the likelihood of the Group’s appeal against an adverse opinion. Further information usually required by IAS 37 is not disclosed as such disclosure could prejudice seriously the outcome.
In 2021, related to the agreed costs to settle two commercial disputes, $18m in the Americas region and $7m in the EMEAA region.
In 2020, related to the agreed cost of settlement of $14m in the EMEAA region, offset by a partial release in the Americas region.
These costs are presented as exceptional reflecting (i) quantum, (ii) the nature of the disputes, and (iii) in respect of releases, consistency with prior years.
(f) Integration costs
Related to the integration of Six Senses into the operations of the Group. Costs were presented as exceptional reflecting the fact that the acquisition of Six Senses is not a recurring event.
(g) Share of losses of associate
As part of an agreed settlement of the 2021 Americas commercial dispute in relation to the Barclay associate, in 2022 the Group was allocated expenses in excess of its actual percentage share which directly reduced the Group’s current interest in the associate. This resulted in $60m of additional expenses being allocated to the Group in 2022, with a current tax benefit of $15m and, applying equity accounting to this additional share of expenses, reduced the Group’s investment to $nil. In addition, a liability of $18m was recognised, reflecting an unavoidable obligation to repay this amount in certain circumstances. Should the hotel property increase in value in future periods, such revaluation gains will be attributed first to the Group up to the amount of the additional share of expenses; this would be reflected first as a reduction of the liability and subsequently as a trigger for impairment reversal of the associate. This charge is presented as exceptional by reason of its size and the nature of the agreement.
(h) Impairment loss on financial assets
Comprised $33m and $15m related to SVC and other trade deposits and loans respectively. The impairment losses were presented as exceptional as they related to the termination of a significant portfolio of over 100 management agreements and to significant changes in credit risk on other trade deposits and loans as a result of
Covid-19.
(i) Impairment charge/reversals on contract assets
In 2022, the $5m charge relates to key money pertaining to managed and franchised hotels in Russia. The $3m reversal relates to impairments originally recorded in 2020 and arises as a result of the improved financial position of owners or performance of the related hotels.
In 2020, related primarily to deposits made to SVC of $33m. The remaining impairment of $20m related to key money and performance guarantee payments on individual properties which were tested with reference to future franchise and management fees.
These costs are presented as exceptional consistently with (d) and (h) above and, in respect of releases, consistently with the treatment applied in prior years.
(j) Financial expenses
In 2020, management undertook actions to strengthen liquidity and extend the maturity profile of the Group’s debt. The Group issued a tender offer for its £400m 3.875% 2022 bonds resulting in a repayment of £227m and concurrently issued
€
500m 1.625% 2024 bonds and £400m 3.375% 2028 bonds. The exceptional charge included the premium on repayment and associated write-off
of fees and discount. The charge was presented as exceptional primarily due to the size of the charge as well as the nature of the refinancing which was driven by increased liquidity requirements resulting from
Covid-19.

(k) Exceptional items relating to the UK portfolio
Included within exceptional items are the following items relating to the UK portfolio:

	2022 $m	2021 $m	2020 $m
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	–	–	18
Provision for onerous contractual expenditure	–	–	(10)
Reorganisation costs	–	–	(4)
	–	–	4
Other net impairment reversals/(charges):
Property, plant and equipment	3	–	(50)
	3	–	(50)
Operating exceptional items	3	–	(46)
Fair value gains on contingent purchase consideration	–	–	21
Exceptional items before tax	3	–	(25)
In 2022, the Group agreed to restructure the UK portfolio leases (see note 14) resulting in a reversal of previous impairment of property, plant and equipment.
In 2020, the UK portfolio experienced hugely challenging trading conditions as a result of
Covid-19,
with all hotels within the portfolio closing for extended periods and experiencing historically low occupancies during periods of temporary reopenings. The following exceptional items were recorded:

•
The
right-of-use
asset ($22m) and lease liability ($40m) relating to the UK portfolio were derecognised as a result of the re-estimation
of the
‘in-substance
fixed’ rent payable under the leases, resulting in a gain of $18m; from 2020 the leases were considered to be fully variable.

•	A $10m provision was recognised to the extent the costs of contractual expenditure committed under the hotel leases exceeded the future economic benefits expected to be received under the leases.

•	A total cost of $4m to restructure hotel operations in response to the impact of Covid-19 on hotel occupancy and revenues.

•	Impairment of property, plant and equipment (see note 13).

•	A fair value gain on contingent purchase consideration (see note 24).
(l) Tax on exceptional items
The tax impacts of the exceptional items are shown in the table below:

	2022		2021		2020
	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m
Derecognition of right-of-use assets and lease liabilities	–	–	–	–	–	(4)
Provision for onerous contractual expenditure	–	–	–	–	–	2
Reorganisation costs	–	–	–	–	3	2
Costs of ceasing operations in Russia	3	–	–	–	–	–
Commercial litigation and disputes	8	(2)	–	4	–	–
Integration costs	–	–	–	–	1	–
Share of losses of associate	15	–	–	–	–	–
Impairment loss on financial assets	–	–	–	–	4	2
Other net impairment reversals/(charges)	1	(5)	–	1	6	37
Financial expenses	–	–	–	–	–	3
Fair value gains on contingent purchase consideration	–	–	–	–	–	(4)
Adjustments in respect of prior years a	6	–	(2)	–	–	–
	33	(7)	(2)	5	14	38
Total current and deferred tax		26		3		52

a
In 2022, relates to the release of tax contingencies no longer needed; one of these was as a result of the closure of a tax audit of the 2014 US federal income tax return. In 2021, the tax charge related to the same audit.

(m) Exceptional tax
Related to the enactment of a change to the UK rate of corporate income tax from 19% to 25%, effective 1 April 2023. The change resulted in the re-measurement
of those UK deferred tax assets and liabilities which are forecast to be utilised or crystallise after this effective date, using the higher tax rate. A further credit of $4m was recorded within the Group statement of comprehensive income in respect of movements in deferred tax assets and liabilities originally recorded there. The value attributable to unrecognised deferred tax assets increased by $34m as a result of the rate change; this had no impact on the reported tax charge.